Schedule VI (details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Information Concerning Property-Casualty Insurance Operations
Deferred acquisition costs	$ 1,804	$ 1,792	$ 1,786
Claims and claim adjustment expense reserves	50,895	50,922	51,392
Unearned premiums	11,850	11,241	11,102
Earned premiums	22,637	22,357	22,090
Net investment income	2,716	2,889	2,879
Amortization of deferred acquisition costs	3,821	3,910	3,876
Net written premiums	22,767	22,447	22,187
Property casualty [Member]
Supplementary Information Concerning Property-Casualty Insurance Operations
Deferred acquisition costs	1,804	1,792	1,786
Claims and claim adjustment expense reserves	50,865	50,888	51,353	51,537
Discount from reserves for unpaid claims	1,090	1,088	1,194
Unearned premiums	11,850	11,241	11,102
Earned premiums	22,637	22,357	22,090
Net investment income	2,716	2,889	2,879
Claims and claim adjustment expenses incurred related to current year	14,060	15,559	16,937
Claims and claim adjustment expenses incurred related to prior year	(944)	(1,074)	(842)
Amortization of deferred acquisition costs	3,821	3,910	3,876
Paid claims and claim adjustment expenses	13,962	14,833	15,404
Net written premiums	$ 22,767	$ 22,447	$ 22,187